CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
SCHEDULE OF CONVERTIBLE PROMISSORY NOTES

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$100,000	12-13-10	12-13-12	100,000	1-16-13
$25,000	4-11-11	4-08-13
$35,000	4-15-11	4-15-13	35,000	6-11-12
$10,000	4-22-11	4-22-13	10,000	5-31-12
$50,000	4-27-11	4-27-13	50,000	1-16-13
$10,000	4-08-11	4-08-13

Principal Amount	Issue Date	Maturity Date
$16,037	11-1-10	11-1-12	Note principal and accrued interest assigned June, 2012
$4,250	12-1-10	12-1-12	Note principal and accrued interest assigned June, 2012
$4,250	1-1-11	1-1-12	Note principal and accrued interest assigned June, 2012
$4,250	2-1-11	2-1-12	Note principal and accrued interest assigned October, 2012
$4,250	3-1-11	3-1-12	Note principal and accrued interest assigned October, 2012
$4,250	4-1-11	4-1-12
$4,250	5-1-11	5-1-12

Principal Amount	Issue Date	Maturity Date	Assigned
$125,000	12-28-10	12-6-11	$83,000 42,000	Assigned October and September 2012
$62,500	12-28-10	12-6-11	62,500	Assigned January 2013
$100,000	4-13-11	12-6-11	100,000	Assigned January 2013
$25,000	4-13-11	12-6-11	25,000	Assigned January 2013
$25,000	5-13-11	12-6-11	25,000	Assigned January 2013
$50,000	5-16-11	12-6-11	50,000	Assigned January 2013
$25,000	5-10-11	12-6-11	25,000	Assigned January 2013
$25,000	5-24-11	12-6-11	25,000	Assigned January 2013
$31,250	6-7-11	12-6-11	31,250	Assigned January 2013
$31,250	6-3-11	12-6-11	31,250	Assigned January 2013

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Assigned	Paid	Assigned or Conversion Date
$21,000	7-28-11	1-24-12	$21,000			February 2012
$21,000	7-28-11	1-24-12	$21,000			February 2012
$10,000	8-16-11	2-12-12		$10,000		October 2012
$20,000	8-18-11	2-14-12		$20,000		September 2012
$5,000	9-6-11	3-4-12	$5,000			February 2012
$5,000	9-9-11	3-7-12	$5,000			February 2012
$3,000	9-26-11	3-24-12			3,000	March 2013
$5,000	11-2-11	4-30-12	$5,000			February 2012
$10,000	11-23-11	5-21-12		$10,000		September 2012

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$5,000	12-30-11	6-27-12	$5,000	February 2012
$100,000	1-17-12	7-15-12	$100,000	December 2012
$3,750	2-21-12	8-19-12	$3,750	February 2012
$25,000	4-2-12	9-29-12	$25,000	April 2012
$5,000	5-18-12	11-14-12	$5,000	December 2012
$21,500	6-6-12	1-6-13	$21,500	December 2012
$13,000	6-6-12	12-3-12
$5,000	7-10-12	1-6-13	$5,000	December 2012
$50,000	8-23-12	2-19-13
$5,500	9-4-12	3-3-13	$5,500	December 2012
$5,000	9-21-12	3-20-13
$10,000	9-24-12	3-23-13
$21,000	10-2-12	3-31-13
$5,000	10-16-12	4-14-13	$5,000	October 2012
$19,900	10-26-12	4-24-13
$10,000	10-29-12	4-27-13	$10,000	October 2012
$11,437	10-30-12	10-30-13	$11,437	November 2012
$10,000	11-2-12	5-1-13	$10,000	December 2012
$7,500	11-2-12	5-1-13	$7,500	November 2012
$24,000	11-2-12	5-1-13	$24,000	November 2012
$10,000	11-5-12	5-4-13
$50,371	11-7-12	5-6-13
$20,000	11-8-12	5-7-13
$5,000	11-10-12	5-9-13	$5,000	December 2012
$6,000	11-13-12	5-12-13
$350	11-13-12	NA
$13,000	11-19-12	5-18-13
$25,000	5-13-13	11-9-13	$25,000	May 2013
$38,300	5-24-13	11-24-13
$20,000	6-5-13	12-2-13

Principal Amount	Issue Date	Maturity Date		Converted to Equity	Conversion Date
$43,000	12-12-12	Demand		$43,000	Dec 2012 & Jan 2013
$30,000	9-14-12	9/14/13		$30,000	Sept & Oct ‘12
$42,000	9-27-12	9-27-13		$42,000	October 2012
$9,202	10-2-12	Demand		$9,202	December 2012
$10,000	10-18-12	10-12-13		$10,000	October 2012
$40,000	10-24-12	Demand		$30,000	Oct & Nov 2012
$10,172	11-4-12	5-3-13	$

2013	$1,560,715
Thereafter	—
Total principal	$1,560,715

2013	$524,159
2014	250,000
Thereafter	—
Total principal	774,159
Less Debt discounts resulting from warrant and derivative liabilities	(99,998)
Net minimum payments	$674,161

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$100,000	12-13-10	12-13-12
$25,000	4-11-11	4-08-13
$35,000	4-15-11	4-15-13	35,000	06-11-12
$10,000	4-22-11	4-22-13	10,000	05-31-12
$50,000	4-27-11	4-27-13
$10,000	04-08-11	4-08-13	10,000

Principal Amount	Issue Date	Maturity Date
$16,037	11-1-10	11-1-12	Note principal and accrued interest assigned June, 2012
$4,250	12-1-10	12-1-12	Note principal and accrued interest assigned June, 2012
$4,250	1-1-11	1-1-12	Note principal and accrued interest assigned June, 2012
$4,250	2-1-11	2-1-12	Note principal and accrued interest assigned October, 2012
$4,250	3-1-11	3-1-12	Note principal and accrued interest assigned October, 2012
$4,250	4-1-11	4-1-12
$4,250	5-1-11	5-1-12

Principal Amount	Issue Date	Maturity Date	Assigned
$125,000	12-28-10	12-6-11	$83,000 42,000	,	Assigned October and September 2012
$62,500	12-28-10	12-6-11
$100,000	4-13-11	12-6-11
$25,000	4-13-11	12-6-11
$25,000	5-13-11	12-6-11
$50,000	5-16-11	12-6-11
$25,000	5-10-11	12-6-11
$25,000	5-24-11	12-6-11
$31,250	6-7-11	12-6-11
$31,250	6-3-11	12-6-11

Principal Amount	Issue Date	Maturity Date		Converted to Equity	Assigned	Assigned or Conversion Date
$21,000	7-28-11	1-24-12		$21,000		February 2012
$21,000	7-28-11	1-24-12		$21,000		February 2012
$10,000	8-16-11	2-12-12	$		$10,000	October 2012
$20,000	8-18-11	2-14-12			$20,000	September 2012
$5,000	9-6-11	3-4-12		$5,000		February 2012
$5,000	9-9-11	3-7-12		$5,000		February 2012
$3,000	9-26-11	3-24-12
$5,000	11-2-11	4-30-12		$5,000		February 2012
$10,000	11-23-11	5-21-12			$10,000	September 2012

Principal Amount	Issue Date	Maturity Date	Consolidated Debt	Converted to Equity	Conversion Date
$5,000	12-30-11	6-27-12		$5,000	February 2012
$3,637
$(3,637)	1-5-12	1-4-13	10-30-12	$3,638	November 2012
$100,000	1-17-12	7-15-12		$100,000	December 2012
$7,800
$(7,800)	2-8-12	2-7-13	10-30-12	$7,800	November 2012
$3,750	2-21-12	8-19-12		$3,750	February 2012
$25,000	4-2-12	9-29-12		$25,000	April 2012
$5,000	5-18-12	11-14-12		$5,000	December 2012
$13,000	6-6-12	12-3-12
$5,000	7-10-12	1-6-13		$5,000	December 2012
$50,000	8-23-12	2-19-13
$5,500	9-4-12	3-3-13		$5,500	December 2012
$5,000	9-21-12	3-20-13
$10,000	9-24-12	3-23-13
$21,000	10-2-12	3-31-13
$5,000	10-9-12	NA		$5,000	October 2012
$19,900	10-26-12	4-24-13
$10,000	10-29-12	4-27-13		$10,000	October 2012
$11,437	10-30-12	10-30-13	From Consolidation	$11,437	November 2012
$10,000	11-2-12	5-1-13		$10,000	December 2012
$7,500	11-2-12	5-1-13		$7,500	November 2012
$24,000	11-2-12	5-1-13		$24,000	November 2012
$50,000	11-7-12	5-6-13		$50,000	November 2012
$10,000	11-8-12	NA		$10,000	November 2012
$20,000	11-8-12	5-7-13
$6,000	11-13-12	5-12-13
$350	11-13-12	NA
$13,000	11-19-12	5-18-13

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$15,000	3-9-12	10-27-12	$15,000	March 2012
$24,325	5-4-12	11-4-12	$24,325	May 2012

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Repaid	Conversion Repayment Date
$37,500	2-7-12	10-27-12	$24,000		August 2012
			$2,767		September 2012
			$10,733		October 2012
$17,000	3/19/12	12-21-12	$17,000		October 2012
$13,000	5/3/12	2-7-13		$13,000	November 2012
$24,000	6/13/12	3-15-13		$24,000	December 2012

Principal Amount	Issue Date	Maturity Date		Converted to Equity	Conversion Date
$9,202	10-2-12	NA		$9,202	December 2012
$10,000	10-18-12	NA		$10,000	October 2012
$40,000	10-24-12	NA		$30,000	Oct & Nov 2012
$10,172	11-4-12	5-3-13	$
$43,000	12-12-12	Demand

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
5,000	10-27-11	4-24-12	$5,000	March 2012
30,000	11-30-11	5-28-12	$30,000	March2012
10,000	12-8-11	6-5-12	$10,000	March 2012
5,000	12-14-11	6-11-12	$5,000	March 2012

2013	$819,359
Less Debt discounts resulting from warrant and derivative liabilities	(50,467)
Net minimum payments	$768,892